Vessels - Summary of cost capitalized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Vessel additions	$ 0
Percentage of equipment cost estimated to require replacement value of vessel	0.00%
Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	$ 40,471,000	$ 3,000
Notional of component of scrubber cost	4,800,000	2,000
Total drydock cost	45,271,000	5,000
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	92,236,000	0
BWTS cost	44,387,000	0
Other equipment cost	5,713,000	0
Interest capitalized	2,814,000	79,000
Vessel additions	145,150,000	79,000
Handymax [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	15,642,000	0
Notional of component of scrubber cost	0	0
Total drydock cost	15,642,000	0
Handymax [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	0	0
BWTS cost	24,398,000	0
Other equipment cost	782,000	0
Interest capitalized	240,000	0
Vessel additions	25,420,000	0
MR [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	16,699,000	3,000
Notional of component of scrubber cost	2,250,000	2,000
Total drydock cost	18,949,000	4,000
MR [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	40,925,000	0
BWTS cost	14,503,000	0
Other equipment cost	2,440,000	0
Interest capitalized	1,152,000	79,000
Vessel additions	59,020,000	79,000
LR1 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	0	0
Notional of component of scrubber cost	450,000	0
Total drydock cost	450,000	0
LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	7,721,000	0
BWTS cost	0	0
Other equipment cost	590,000	0
Interest capitalized	197,000	0
Vessel additions	8,508,000	0
LR2 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock Expenses	8,130,000	0
Notional of component of scrubber cost	2,100,000	0
Total drydock cost	10,230,000	0
LR2 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	43,590,000	0
BWTS cost	5,486,000	0
Other equipment cost	1,901,000	0
Interest capitalized	1,225,000	0
Vessel additions	$ 52,202,000	$ 0